UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite 306
Melville, New York 11747

 (Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite 306
Melville, New York 11747

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

Name of Security:	Renewable Energy Holdings, PLC

Ticker:	REH.L	Cusip or Sedol Number:	G74906101
		Meeting Type:	Annual General
Rec. Date:	06/04/07	Meeting Date:	07/04/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Receive, approve and adopt report of Directors and financial statements for the 6 months ended 31 Dec 2006, together with report of Independent Auditors	None	For
2.	Re-appoint Mr. Alan Burns as a Director, who retires by rotation	None	For
3.	Re-appoint BDO Stoy Hayward as Auditors	None	For
4.	Approve that the Company continue to undertake active and passive investment in both proven and innovative Renewable Energy Technologies	None	For
5.
Authorize Directors, pursuant to Article 3.5 of Articles of Association of the Company, to allot equity securities for cash as if pre-emption provisions in Article 3.5 of Articles of Association of Company did not apply to such allotment up to an aggregate nominal amount of GBP 142,916.67; and Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or or agreement made prior to such expiry
		None	For

Name of Security:	Pennon Group PLC

Ticker:	PNN.L	Cusip or Sedol Number:	G8295T213
		Meeting Type:	Annual General
Rec. Date:	06/27/07	Meeting Date:	07/26/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Receive Directors’ report and the financial statements for YE 31 MAR 2007	None	For
2.	Declare a final dividend for YE 31 MAR 2007	None	For
3.	Approve Director’s renumeration report for FY 2006/07, contained in annual report 2007	None	For
4.	Elect Mr. Christopher Loughlin as a Director	None	For
5.	Re-elect Mr. Kenneth G. Harvey as a Director	None	For
6.	Re-elect Mr. Gerard D. Connell XX as a Director	None	For
7.	Re-appoint PricewaterhouseCoppers LLP as Auditors of Company to hold office until the conclusion of next AGM at which accounts are laid before the Company	None	For
8.	Authorize Directors to fix renumeration of Auditors	None	For
9.
Approve and adopt Pennon Group Performance and Co-Investment Plan 2007, as specified; authorize Directors: to do all acts and things necessary or expedient to carry the Plan into effect and to vote and be counted in the quorum on any matter connected with the Plan; and to establish further plans based on PCP
		None	For
S.10	Amend Articles of Association of Company as specified	None	For
11.	Authorize Directors to allot relevant securities up to a maximum nominal amount of GBP 30,210.712	None	For
S.12	Authorize the Directors to allot equity securities for cash and for purpose of Paragraph (1) (b) of that Article, the nominal amount is limited to GBP 7,239,461	None	For
S.13
Authorize Company to make market purchases of new ordinary shares of 40.7p each in the capital of Company on such terms and in such manner as directors may from time to time determine to provided that the number of shares to be purchased be up to 35,574,747 at a minimum price of 40.7p and maximum price not more than 105% above average middle market quotations for such ordinary shares derived from London Stock Exchange Daily Official List; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
		None	For
14.	Authorize the Company to make donations to EU political organization and to incur EU political expenditure up to a maximum aggregate amount of GBP 50,000	None	For
15.	Authorize the Company and its subsidiary, South West Water Limited to make donations to EU political organization and to incur EU political expenditure up to a maximum aggregate amount of GBP 50,000	None	For
16.
Authorize the Company and its subsidiary, Viridor Waste Management Limited to make donations to EU political organization and to incur EU political expenditure up to a maximum aggregate amount of GBP 50,000
		None	For

Name of Security:	Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Special
Rec. Date:	07/09/07	Meeting Date:	07/30/07

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:
1.	To elect member to Board of Directors, pursuant to paragraph 3 of Article 14 of Company’s bylaws, for the remaining term of office of replaced member	None	For
2.
To rectify and ratify management accounts and financial statements related to year 2006 in accordance with management report, the balance sheet and related notes to financial statements, purpose of the resolution of annual general meeting held on April 30, 2007
	None	For
3.
To rectify and ratify the resolution on profit allocation and transfer the balance from retained earnings to investment reserve, in accordance with the multiyear investment plan capital budget, resolved at the annual general meeting held on April 30, 2007
	None	For

Name of Security:	Kelda Group PLC

Ticker:	KEL.L	Cusip or Sedol Number:	G32344114
		Meeting Type:	Annual General

Rec. Date:	07/04/07	Meeting Date:	08/01/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Receive Directors’ report, the Auditor’s reports and the accounts	None	For
2.	Receive Directors’ remuneration report	None	For
3.	Declare a final dividend	None	For
4.	Re-elect Mr. D. Salkeld	None	For
5.	Appoint Auditor and approve the remuneration of Auditor	None	For
6.	Grant authority to allot shares	None	For
S.7	Grant authority to allot shares for cash	None	For
S.8	Grant authority to purchase ordinary shares in the market	None	For
9.	Amend LTIP Rules	None	Abstain

Name of Security:	Ocean Power Technologies Inc.

Ticker:	OPTT	Cusip or Sedol Number:	674870308
		Meeting Type:	Annual
Rec. Date:	08/21/07	Meeting Date:	10/05/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratify selection of KPMG LLP as independent registered public accounting firm for fiscal year ending April 30, 2008	For	For

Name of Security:	Sims Group Ltd.

Ticker:	SGM.AX	Cusip or Sedol Number:	B0LCW75
		Meeting Type:	Annual General

Rec. Date:	10/23/07	Meeting Date:	11/21/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Receive financial statements of Company and its controlled entities for YE 30 JUN 2007 and related Directors’ report, Directors’ declaration and Auditor’s report	None	N/A
2.1	Re-elect Mr. Ross Cunningham as Executive Director of Company, who retires in rotation at AGM in accordance with Company’s Constitution and ASX Listing Rules	For	For
2.2	Re-elect Mr. Christopher Renwick as a Non-Executive Director of Company, who retires at AGM in accordance with Company’s Constitution and ASX Listing Rules	For	For
2.3	Re-elect Mr. Mike Iwanaga as a Non-Executive Director of Company, who retires at AGM in accordance with Company’s Constitution and ASX Listing Rules	For	For
S.3	Amend Constitution in relation to Hugo Neu Corporation, as specified	For	For
S.4	Amend Constitution in relation to Mitsul & Co., as specified	For	For
5.
Approve to increase the maximum aggregate cash renumeration which may be paid to Directors (other than Executive Directors) for services rendered as Directors, by AUD 1,000,000 from AUD 1,500,000 to 2,500,000 per annum
		For	Against
6.
Approve, for the purposes of ASX Listing Rule 10.14 for issue of 224,534 rights to Mr. Jeremy Sutcliffe, the Group Chief Executive, effective 25 SEP 2007 and the issue of any Sims Group Limited ordinary shares upon the exercise of those performance rights in the company under the terms of Sims Group Long Term Incentive Plan, as speciified
		For	Abstain
7.
Approve, for the purposes of ASX Listing Rule 10.14 for issue of 66,847 performance rights to Mr. Ross Cunningham, Executive Director, effective 25 SEP 2007 and the issue of any Sims Group Limited ordinary shares upon the exercise of those performance rights in the company under the terms of Sims Group Long Term Incentive Plan, as speciified
		For	Abstain
8.	Adopt the remuneration report for the YE 30 JUN 2007 [as set out in Director’s Report]	For	Abstain

Name of Security:	United Natural Foods, Inc.

Ticker:	UNFI	Cusip or Sedol Number:	911163103
		Meeting Type:	Annual
Rec. Date:	10/09/07	Meeting Date:	12/06/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	To ratify selection of KPMG LLP as Corporation’s independent registered public accounting firm for fiscal year 2008	For	For

Name of Security:	Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	10/09/07	Meeting Date:	12/06/07

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Approval of amended and restated Owens Corning 2006 stock plan	For	For
3.	Ratification of selection of PriceWaterhouseCooper LLP as independent registered public accounting firm for 2008	For	For

Name of Security:	Johnson Controls, Inc.

Ticker:	JCI	Cusip or Sedol Number:	478366107
		Meeting Type:	Annual
Rec. Date:	11/15/07	Meeting Date:	01/23/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of PriceWaterhouseCoopers as independent auditors for 2008	For	For

Name of Security:	Commercial Metals Company

Ticker:	CMC	Cusip or Sedol Number:	201723103
		Meeting Type:	Annual
Rec. Date:	11/26/07	Meeting Date:	01/24/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of appointment of Deloitte & Touche LLP as independent auditors for fiscal year ending August 31, 2008	For	For
3.	Shareholder proposal requesting addition of sexual orientation to company’s written non-discrimination policy	Against	For

Name of Security:	Whole Foods Market, Inc.

Ticker:	WFMI	Cusip or Sedol Number:	966837106
		Meeting Type:	Annual
Rec. Date:	01/16/08	Meeting Date:	03/10/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of appointment of Ernst & Young, LLP as independent public accountants for fiscal year 2008	For	For
3.	Shareholder proposal regarding the future election of members of Board of Directors by a majority vote	Against	Abstain
4.	Shareholder proposal regarding separating the roles of company Chairman of the Board and CEO	Against	Abstain

Name of Security:	Applied Materials, Inc.

Ticker:	AMAT	Cusip or Sedol Number:	038222105
		Meeting Type:	Annual
Rec. Date:	01/18/08	Meeting Date:	03/11/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	To ratify the appointment of KPMG LLP as Applied Materials’ independent registered public accounting firm for fiscal year 2008	For	For

Name of Security:	FuelCell Energy, Inc.

Ticker:	FCEL	Cusip or Sedol Number:	35952H106
		Meeting Type:	Annual
Rec. Date:	02/20/08	Meeting Date:	04/04/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of selection of KPMG LLP as independent registered public accounting firm	For	For

Name of Security:	South Jersey Industries, Inc.

Ticker:	SJI	Cusip or Sedol Number:	838518108
		Meeting Type:	Annual
Rec. Date:	02/22/08	Meeting Date:	04/18/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	To ratify appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2008	For	For
3.	Shareholder proposal requesting the annual election of each director	Against	Abstain

Name of Security:	MEMC Electronic Materials, Inc.

Ticker:	WFR	Cusip or Sedol Number:	552715104
		Meeting Type:	Annual
Rec. Date:	03/03/08	Meeting Date:	04/23/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of selection of KPMG LLP as independent registered public accounting firm for year ending December 31, 2008	For	For

Name of Security:	The Gorman-Rupp Company

Ticker:	GRC	Cusip or Sedol Number:	383082104
		Meeting Type:	Annual
Rec. Date:	03/12/08	Meeting Date:	04/24/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of appointment of Ernst & Young LLP as independent public accountants	For	For

Name of Security:	Badger Meter, Inc.

Ticker:	BMI	Cusip or Sedol Number:	056525108
		Meeting Type:	Annual
Rec. Date:	02/29/08	Meeting Date:	04/25/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Approval of Badger Meter 2008 restricted stock plan	For	Against
3.	Approval of amendment to the restated articles of incorporation to declassify the Board of Directors	For	Abstain

Name of Security:	Baldor Electric Company

Ticker:	BEZ	Cusip or Sedol Number:	057741100
		Meeting Type:	Annual
Rec. Date:	03/10/08	Meeting Date:	04/26/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratify appointment of auditors	For	For
3.	To consider shareholder proposal	Against	Abstain

Name of Security:	Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Annual
Rec. Date:	04/07/08	Meeting Date:	04/29/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
A1.
 Analysis of management’s accounts and financial statements, supported by reports of fiscal council and external auditors related to fiscal year 2007, in compliance with management report, balance sheet and corresponding explanatory notes
		For	For
A2.	Resolution on allocation of net income of the year	For	For
A3.	Election of Board of Directors and fiscal council sitting and alternate members	For	For
E1.	Proposal of capital stock increase for incorporating profit reserve, in the amount of R$2,800,000,000.00 pursuant to Article 199 of Law 6404/1976	For	For
E2.	Proposal for amendment of Article 5, caput, of the by-laws in force to identify the new amount of paid-in capital stock, due to proposal for amendment from Item E1	For	For
E3.	Proposal for amendment of Article 7, caput, of the by-laws in force, for expanding limit of authorized capital in compliance with proposal for amendment from Item E1	For	For

Name of Security:	Brookfield Asset Management Inc.

Ticker:	BAM	Cusip or Sedol Number:	112585104
		Meeting Type:	Annual
Rec. Date:	03/12/08	Meeting Date:	04/30/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	The appointment of auditors and authorizing the Directors to fix the renumeration to be paid to the auditors	For	For

Name of Security:	Stantec Inc.

Ticker:	SXC	Cusip or Sedol Number:	85472N109
		Meeting Type:	Annual
Rec. Date:	03/14/08	Meeting Date:	05/01/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Reappointment of Ernst & Young LLP, chartered accountants, as Stantec’s auditor and authorizing Directors to fix the auditor’s remuneration	For	For

Name of Security:	Ormat Technologies, Inc.

Ticker:	ORA	Cusip or Sedol Number:	686688102
		Meeting Type:	Annual
Rec. Date:	03/20/08	Meeting Date:	05/06/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	To ratify selection of Pricewaterhousecoopers LLP as independent auditors of the company for fiscal year ending December 31, 2008	For	For

Name of Security:	Itron, Inc.

Ticker:	ITRI	Cusip or Sedol Number:	465741106
		Meeting Type:	Annual
Rec. Date:	02/29/08	Meeting Date:	05/06/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Director Nominees Election	For	For All Nominees
2.	Ratification of appointment of Ernst & Young LLP as the company’s independent accounting firm	For	For

Name of Security:	Northwest Natural Gas Company

Ticker:	NWN	Cusip or Sedol Number:	667655104
		Meeting Type:	Annual
Rec. Date:	04/03/08	Meeting Date:	05/22/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:

1.	Director Nominees Election	For	For All Nominees
2.	Approval of employee stock purchase plan as amended	For	Abstain
3.	Approval of amendment to Article III of the restated Articles of Incorporation	For	Abstain
4.	Ratification of appointment of Pricewaterhousecoopers LLP as NW Natural’s independent registered public accountants for year 2008	For	For

Name of Security:	Telvent GIT SA

Ticker:	TLVT	Cusip or Sedol Number:	E90215109
		Meeting Type:	Annual
Rec. Date:	04/01/08	Meeting Date:	05/22/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:

1.	Examination and approval of annual accounts and management report of company, all as more fully described in the proxy statement	For	For
2.	Approval of proposed distribution of Company’s net income for 2007 financial year	For	For
3.	Approval of actions of Board of Directors in 2007	For	For
4.	Approval of Board of Directors compensation for 2007	For	Abstain
5.	Reelection or appointment of auditor of company and its consolidated group for year 2008	For	For
6.	Delegation to the Board of Directors of the power to increase the share capital	For	For
7.	Authorization to Board of Directors to establish, directly or indirectly, a share purchase plan for the management of Company, all as more fully described in the proxy statement	For	Abstain
8.	Grant of power to Board of Directors to correct, formalize, execute and/or legalize all documents memorializing agreements of shareholders at this meeting	For	For
9.	Approval of minutes of this meeting as may be required by law	For	For
10.	In their discretion, the proxies are authorized to vote upon such other business as properly may come before the meeting	For	For

Name of Security:	Kyocera Corporation

Ticker:	KYO	Cusip or Sedol Number:	501556203
		Meeting Type:	Annual Meeting
Rec. Date:	03/31/08	Meeting Date:	06/26/08

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:
1.	Approval of disposition of Surplus	For	For
2A.	Election of Tetsuo Kuba as a director	For	For
2B.	Election of Tatsumi Maeda as a director	For	For
3A.	Election of Osamu Nishieda as a corporate auditor	For	For
3B.	Election of Kokichi Ishibitsu as a corporate auditor	For	For
3C.	Election of Kazuo Yoshida as a corporate auditor	For	For
4.	Approval of bonuses to Directors and Corporate Auditors	For	Abstain
5.	Approval of payment of retirement allowance to retired director and retiring director and corporate auditor	For	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                                     New Alternatives Fund, Inc.

By (Signature and Title)* /s/ David J. Schoenwald
                    David J. Schoenwald, Chief Executive Officer
                    (Principal Executive Officer)

Date              08/07/08

*Print the name and title of each signing officer under his or her signature.